Income taxes	9 Months Ended
Sep. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and nine months ended September 30, 2026 and September 30, 2025, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Income tax expense	$32,446	$12,791	$74,868	$12,468
Total	$32,446	$12,791	$74,868	$12,468

The Income tax expense for the three months ended September 30, 2026 was $32.4 million, compared to $12.8 million for the three months ended September 30, 2025. The change in the charge primarily relates to the $25.6 million net decrease in tax benefit associated with the impact of the release of deferred tax on intangible assets in the three months ended September 30, 2026 compared with the three months ended September 30, 2025.

The Income tax expense for the nine months ended September 30, 2026 increased to $74.9 million compared to a $12.5 million expense for the nine months ended September 30, 2025. The change in the tax charge for the nine months ended September 30, 2026 was primarily due to the net build of provisions for uncertain tax positions in the period of $6.4 million (nine months ended September 30, 2025: $23.4 million net release), no release of a deferred tax liability related to investments in foreign subsidiaries associated with unremitted earnings (nine months ended September 30, 2025: $29.8 million release), and reduced benefit associated with the release of deferred tax on intangible assets in the nine months ended September 30, 2026.

In the normal course of business, the Company provides for uncertain tax positions and the related interest and adjusts its unrecognized tax benefits and accrued interest accordingly. As at September 30, 2026, the Company maintains a $109.8 million liability (December 31, 2025: $103.3 million) for unrecognized tax benefits, which is comprised of $83.1 million (December 31, 2025: $81.0 million) and $26.7 million (December 31, 2025: $22.3 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2025 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.